Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment, Net [Line Items]
Depreciation expenses	$ 116,528	$ 115,810	$ 92,639